PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (Successor, USD $) In Thousands, unless otherwise specified	Dec. 27, 2013	Dec. 28, 2012
Successor
Prepaid Expense and Other Assets, Current [Line Items]
Vendor rebates receivable	$ 25,657	$ 21,072
Prepaid insurance	3,214	2,866
Prepaid rent	2,218	2,168
Other	9,847	6,878
Prepaid expenses and other current assets	$ 40,936	$ 32,984